Premises and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 37,603		$ 37,558	$ 28,749
Accumulated depreciation	(12,786)		(12,358)	(7,384)
Total	24,817		25,200	21,365
Depreciation
Depreciation	426	$ 336	1,485	1,352	$ 1,247
Land [Member]
PREMISES AND EQUIPMENT
Premises and equipment, gross	7,652		7,652	6,588
Building and Building Improvements [Member]
PREMISES AND EQUIPMENT
Premises and equipment, gross	21,827		21,831	16,238
Furniture fixtures and equipment [Member]
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 8,124		$ 8,075	$ 5,923